Investments - Investments in Associates and Joint Ventures (Details)	1 Months Ended	3 Months Ended		9 Months Ended				12 Months Ended
	Aug. 31, 2025 BRL (R$)	Sep. 30, 2025 BRL (R$)	Sep. 30, 2024 BRL (R$)	Sep. 30, 2025 BRL (R$)	Sep. 30, 2025 BRL (R$) € / shares	Sep. 30, 2024 BRL (R$)	Sep. 30, 2024 BRL (R$) € / shares	Dec. 31, 2024 BRL (R$)	Dec. 31, 2023 BRL (R$)
Disclosure of joint ventures [line items]
Equity		R$ 45,258,425,000	R$ 41,601,758,000	R$ 45,258,425,000	R$ 45,258,425,000	R$ 41,601,758,000	R$ 41,601,758,000	R$ 32,415,575,000	R$ 44,810,300,000
Income (expenses) of the period		1,961,387,000	3,237,351,000	R$ 13,321,518,000		(308,134,000)
%				100.00%				100.00%
In the income (expenses) for the period				R$ (239,671,000)		(14,842,000)
Goodwill		189,846,000		189,846,000	189,846,000			R$ 225,486,000
Total Investments, including Goodwill and Financial Instruments		1,417,377,000		1,417,377,000	1,417,377,000			1,816,923,000
Realization of exchange variation on investments abroad				(15,636,000)
Impairment loss (reversal of impairment loss) recognised in profit or loss				88,871,000
Other Operating Income (Expense) from Disposal of Property, Plant and Equipment and Biological Assets				272,228,000		132,693,000
Associate | Foreign countries
Disclosure of joint ventures [line items]
Investments Accounted for Using Equity Method, Excluding Goodwill		55,434,000		55,434,000	55,434,000			125,316,000
In the income (expenses) for the period				R$ (62,334,000)		(21,865,000)
Ensyn Corporation | Foreign countries
Disclosure of joint ventures [line items]
Participation equity (%)				24.80%
Investments Accounted for Using Equity Method, Excluding Goodwill		(5,187,000)		R$ (5,187,000)	(5,187,000)			2,000
In the income (expenses) for the period				(20,213,000)		(2,289,000)
Spinnova Plc
Disclosure of joint ventures [line items]
Goodwill		189,846,000		189,846,000	189,846,000			225,486,000
Impairment loss (reversal of impairment loss) recognised in profit or loss				R$ (63,634,000)
Spinnova Plc | Component Of Other Operating Expenses Related To SPA ClosingConditions
Disclosure of joint ventures [line items]
Other Operating Income (Expense) from Disposal of Property, Plant and Equipment and Biological Assets	R$ (28,679)
Spinnova Plc | Foreign countries
Disclosure of joint ventures [line items]
Participation equity (%)				18.76%
Investments Accounted for Using Equity Method, Excluding Goodwill		52,479,000		R$ 52,479,000	52,479,000			95,254,000
In the income (expenses) for the period				R$ (40,714,000)		(19,576,000)
Simplifyber, Inc. (Indirect) | Foreign countries
Disclosure of joint ventures [line items]
Participation equity (%)				13.91%
Investments Accounted for Using Equity Method, Excluding Goodwill		7,605,000		R$ 7,605,000	7,605,000			30,060,000
In the income (expenses) for the period				R$ (1,407,000)
Allotrope Energy Ltd [Member] | Foreign countries
Disclosure of joint ventures [line items]
Participation equity (%)				20.00%
Investments Accounted for Using Equity Method, Excluding Goodwill		537,000		R$ 537,000	537,000
Joint ventures
Disclosure of joint ventures [line items]
Investments Accounted for Using Equity Method, Excluding Goodwill		209,756,000		209,756,000	209,756,000			328,055,000
In the income (expenses) for the period				R$ (113,703,000)		7,023,000
Biomas | Country of domicile
Disclosure of joint ventures [line items]
Participation equity (%)				16.66%
Investments Accounted for Using Equity Method, Excluding Goodwill		5,802,000		R$ 5,802,000	5,802,000			2,923,000
In the income (expenses) for the period				R$ (4,618,000)		(3,431,000)
Ibema Companhia Brasileira de Papel | Country of domicile
Disclosure of joint ventures [line items]
Participation equity (%)				49.90%
Investments Accounted for Using Equity Method, Excluding Goodwill		198,476,000		R$ 198,476,000	198,476,000			193,901,000
In the income (expenses) for the period				R$ 13,410,000		27,904,000
F&E Technologies LLC | Foreign countries
Disclosure of joint ventures [line items]
Participation equity (%)				50.00%
Investments Accounted for Using Equity Method, Excluding Goodwill		5,478,000		R$ 5,478,000	5,478,000			6,378,000
In the income (expenses) for the period
Woodspin Oy
Disclosure of joint ventures [line items]
Share Of Profit Loss Of Investments Accounted For Using Equity Method				R$ (117,848,000)
Woodspin Oy | Foreign countries
Disclosure of joint ventures [line items]
Participation equity (%)				50.00%
Investments Accounted for Using Equity Method, Excluding Goodwill								124,853,000
In the income (expenses) for the period				(122,495,000)		(17,450,000)
Total other investments evaluated at fair value
Disclosure of joint ventures [line items]
In the income (expenses) for the period
Non-current financial assets at fair value through other comprehensive income		962,341,000		R$ 962,341,000	962,341,000			1,138,066,000
Bem Agro Integração e Desenvolvimento S.A. (Indirect)
Disclosure of joint ventures [line items]
%				5.82%
Bem Agro Integração e Desenvolvimento S.A. (Indirect) | Country of domicile
Disclosure of joint ventures [line items]
Non-current financial assets at fair value through other comprehensive income		3,461,000		R$ 3,461,000	3,461,000			4,026,000
Celluforce Inc. (Direct)
Disclosure of joint ventures [line items]
%				8.28%
Celluforce Inc. (Direct) | Foreign countries
Disclosure of joint ventures [line items]
Non-current financial assets at fair value through other comprehensive income		24,681,000		R$ 24,681,000	24,681,000			27,823,000
Nfinite Nanotechnology Inc. (Indirect)
Disclosure of joint ventures [line items]
%				4.90%
Nfinite Nanotechnology Inc. (Indirect) | Foreign countries
Disclosure of joint ventures [line items]
Non-current financial assets at fair value through other comprehensive income		5,452,000		R$ 5,452,000	5,452,000			6,347,000
Lenzing Aktiengesellschaft (Indirect)
Disclosure of joint ventures [line items]
%				15.00%
Lenzing Aktiengesellschaft (Indirect) | Foreign countries
Disclosure of joint ventures [line items]
Non-current financial assets at fair value through other comprehensive income		928,747,000		R$ 928,747,000	928,747,000			1,099,870,000
Total Goodwill
Disclosure of joint ventures [line items]
Goodwill		189,846,000		189,846,000	189,846,000			R$ 225,486,000
Impairment loss (reversal of impairment loss) recognised in profit or loss				(63,634,000)
Ensyn Corporation
Disclosure of joint ventures [line items]
Equity		(20,917,000)		(20,917,000)	(20,917,000)
Income (expenses) of the period				(76,085,000)
Spinnova Plc
Disclosure of joint ventures [line items]
Equity		279,740,000		279,740,000	R$ 279,740,000
Income (expenses) of the period				(217,242,000)
NASDAQ, Nordic Growth Market, Average Share Price | € / shares					R$ 0.61		R$ 0.95
Biomas | Country of domicile
Disclosure of joint ventures [line items]
Equity		34,828,000		34,828,000	R$ 34,828,000
Income (expenses) of the period				(29,371,000)
Ibema Companhia Brasileira de Papel | Country of domicile
Disclosure of joint ventures [line items]
Equity		397,748,000		397,748,000	397,748,000
Income (expenses) of the period				26,873,000
F&E Technologies LLC | Foreign countries
Disclosure of joint ventures [line items]
Equity		10,956,000		10,956,000	10,956,000
Income (expenses) of the period
Woodspin Oy | Foreign countries
Disclosure of joint ventures [line items]
Equity		234,894,000		234,894,000	234,894,000
Income (expenses) of the period				(26,427,000)
Simplifyber, Inc. (Indirect)
Disclosure of joint ventures [line items]
Equity		R$ 54,672,000		54,672,000	R$ 54,672,000
Income (expenses) of the period				R$ (10,115,000)